Schedule of Inventory Obsolescence Provision (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Inventory Schedule Of Inventory Obsolescence Provision 1	$ 129,106
Inventory Schedule Of Inventory Obsolescence Provision 2	115,413
Inventory Schedule Of Inventory Obsolescence Provision 3	117,320
Inventory Schedule Of Inventory Obsolescence Provision 4	156,000
Inventory Schedule Of Inventory Obsolescence Provision 5	242,717
Inventory Schedule Of Inventory Obsolescence Provision 6	88,883
Inventory Schedule Of Inventory Obsolescence Provision 7	(185,048)
Inventory Schedule Of Inventory Obsolescence Provision 8	(229,024)
Inventory Schedule Of Inventory Obsolescence Provision 9	(90,790)
Inventory Schedule Of Inventory Obsolescence Provision 10	100,058
Inventory Schedule Of Inventory Obsolescence Provision 11	129,106
Inventory Schedule Of Inventory Obsolescence Provision 12	$ 115,413